Employee Future Benefits (Tables)	6 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs	The net benefit cost is detailed below.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2021	2020	2021	2020
Quarter ended June 30
Service costs	27	25	9	8
Interest costs	24	29	4	5
Expected return on plan assets	(43)	(44)	(4)	(5)
Amortization of actuarial losses (gains)	9	9	—	(2)
Amortization of past service credits/plan amendments	(1)	(1)	—	—
Regulatory adjustments	(1)	(1)	—	1
Net benefit cost	15	17	9	7

Year-to-date June 30
Service costs	55	50	18	16
Interest costs	49	57	9	11
Expected return on plan assets	(88)	(88)	(9)	(10)
Amortization of actuarial losses (gains)	18	17	(1)	(3)
Amortization of past service credits/plan amendments	(1)	(1)	—	(1)
Regulatory adjustments	(1)	(2)	1	2
Net benefit cost	32	33	18	15